REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
Auditor's remuneration	$ 0.7	$ 0.7	$ 0.8
Total audit fees	0.6	0.6	0.6
Other audit-related services	$ 0.1	$ 0.1	$ 0.2